Pay vs Performance Disclosure	2 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Mar. 04, 2025	Dec. 26, 2025	Sep. 01, 2025	Dec. 26, 2025 USD ($)	Dec. 27, 2024 USD ($)	Dec. 29, 2023 USD ($)	Dec. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth additional compensation information of our NEOs, calculated in accordance with SEC regulations, along with total shareholder return, net income, and GAAP revenue growth performance results for our fiscal years 2021, 2022, 2023, 2024, and 2025.

Year(1)	Summary Comp Table Total for James Scholhamer(2)	Compensation Actually Paid to James Scholhamer(3)(4)	Summary Comp Table Total for Clarence Granger(2)	Compensation Actually Paid to Clarence Granger(3)(4)	Summary Comp Table Total for James Xiao(2)	Compensation Actually Paid to James Xiao(3)(4)	Average Summary Comp Table Total for non-CEO NEOs(2)	Average Compensation Actually Paid to non-CEO NEOs(3)(5)	Ultra Clean Total Shareholder Return(6)	Peer Group Total Shareholder Return(6)	Ultra Clean GAAP Net Income ($M)	Ultra Clean GAAP Revenue Growth(7)
2025	$2,729,501	($3,617,499)	$1,498,673	$1,515,061	$5,984,360	$5,074,575	$2,410,994	$1,914,638	$82	$262	($181.2)	(2%)
2024	$5,781,280	$3,858,549	$0	$0	$0	$0	$2,235,127	$1,905,739	$115	$186	$23.7	21%
2023	$5,043,765	$4,314,644	$0	$0	$0	$0	$1,840,096	$1,751,380	$108	$152	($31.1)	(27%)
2022	$4,240,224	($505,754)	$0	$0	$0	$0	$1,875,513	$597,671	$105	$92	$40.4	13%
2021	$5,201,766	$11,184,818	$0	$0	$0	$0	$1,754,208	$4,029,427	$181	$143	$119.5	50%

(1)	NEOs included in the above compensation columns reflect the following:

Year	CEO(s)	NON-CEO NEOs
2025	Mr. Scholhamer (former); Mr. Granger (interim); Mr. Xiao (current)	Messrs. Bajwa, Cook, and McKibben and Ms. Savage
2024	Mr. Scholhamer	Messrs. Bajwa, Cook, and McKibben and Ms. Savage
2023	Mr. Scholhamer	Messrs. Chinnasami, Cook, and McKibben and Ms. Savage
2022	Mr. Scholhamer	Messrs. Chinnasami, Cook, and McKibben and Ms. Savage
2021	Mr. Scholhamer	Messrs. Chinnasami, Williams, and Bentick and Ms. Savage

(2)
Amounts reported in this column represent (i) the total compensation as reported in the Summary Compensation Table for the applicable year in the case of our CEOs and (ii) the average of the total compensation as reported in the Summary Compensation Table for the Company’s other NEOs for the applicable year.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “Compensation Actually Paid” as reported in the Pay versus Performance Table. “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

(4)	Compensation Actually Paid to our former, interim, and current CEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

James Scholhamer	2025
Total Reported in Summary Compensation Table (SCT)	$2,729,501
Less, value of Stock Awards reported in SCT	$0
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$0
Plus (Less), Year over Year Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	$0
Plus, Fair Value as of the Vesting Date of Awards Granted this Year and that Vested this Year	$0
Plus (Less), Year over Year Change in Fair Value of Prior Year Awards that Vested this Year	($555,120)
Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year	($5,791,881)
Total Adjustments	($6,347,000)
Compensation Actually Paid	($3,617,499)

Clarence Granger	2025
Total Reported in Summary Compensation Table (SCT)	$1,498,673
Less, value of Stock Awards reported in SCT	($643,570)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$0
Plus (Less), Year over Year Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	$0
Plus, Fair Value as of the Vesting Date of Awards Granted this Year and that Vested this Year	$659,958
Plus (Less), Year over Year Change in Fair Value of Prior Year Awards that Vested this Year	$0
Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year	$0
Total Adjustments	$16,388
Compensation Actually Paid	$1,515,061

James Xiao	2025
Total Reported in Summary Compensation Table (SCT)	$5,984,360
Less, value of Stock Awards reported in SCT	($4,993,384)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$4,083,599
Plus (Less), Year over Year Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	$0
Plus, Fair Value as of the Vesting Date of Awards Granted this Year and that Vested this Year	$0
Plus (Less), Year over Year Change in Fair Value of Prior Year Awards that Vested this Year	$0
Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year	$0
Total Adjustments	($909,785)
Compensation Actually Paid	$5,074,575

(5)	The average Compensation Actually Paid to the non-CEO NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

Average non-CEO NEO	2025
Total Reported in Summary Compensation Table (SCT)	$2,410,994
Less, value of Stock Awards reported in SCT	($1,402,579)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$1,530,126
Plus (Less), Year over Year Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	($166,775)
Plus, Fair Value as of the Vesting Date of Awards Granted this Year and that Vested this Year	$0
Plus (Less), Year over Year Change in Fair Value of Prior Year Awards that Vested this Year	($457,128)
Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year	$0
Total Adjustments	($496,356)
Compensation Actually Paid	$1,914,638

(6)
Peer group TSR reflects the PHLX Semiconductor Index performance as reflected in our Annual Report on Form 10-K for the fiscal year ended December 26, 2025 pursuant to Item 201(e) of Regulation S-K. For the Company and peer group TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 25, 2020.

(7)
GAAP Revenue Growth is used as the Company selected metric and it is part of our annual incentive program and the primary component of our PSUs which measures relative revenue growth against a select group of performance peers.

Company Selected Measure Name				GAAP Revenue Growth
Named Executive Officers, Footnote
(1)	NEOs included in the above compensation columns reflect the following:

Year	CEO(s)	NON-CEO NEOs
2025	Mr. Scholhamer (former); Mr. Granger (interim); Mr. Xiao (current)	Messrs. Bajwa, Cook, and McKibben and Ms. Savage
2024	Mr. Scholhamer	Messrs. Bajwa, Cook, and McKibben and Ms. Savage
2023	Mr. Scholhamer	Messrs. Chinnasami, Cook, and McKibben and Ms. Savage
2022	Mr. Scholhamer	Messrs. Chinnasami, Cook, and McKibben and Ms. Savage
2021	Mr. Scholhamer	Messrs. Chinnasami, Williams, and Bentick and Ms. Savage

Peer Group Issuers, Footnote
(6)
Peer group TSR reflects the PHLX Semiconductor Index performance as reflected in our Annual Report on Form 10-K for the fiscal year ended December 26, 2025 pursuant to Item 201(e) of Regulation S-K. For the Company and peer group TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 25, 2020.

Adjustment To PEO Compensation, Footnote
(4)	Compensation Actually Paid to our former, interim, and current CEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

James Scholhamer	2025
Total Reported in Summary Compensation Table (SCT)	$2,729,501
Less, value of Stock Awards reported in SCT	$0
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$0
Plus (Less), Year over Year Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	$0
Plus, Fair Value as of the Vesting Date of Awards Granted this Year and that Vested this Year	$0
Plus (Less), Year over Year Change in Fair Value of Prior Year Awards that Vested this Year	($555,120)
Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year	($5,791,881)
Total Adjustments	($6,347,000)
Compensation Actually Paid	($3,617,499)

Clarence Granger	2025
Total Reported in Summary Compensation Table (SCT)	$1,498,673
Less, value of Stock Awards reported in SCT	($643,570)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$0
Plus (Less), Year over Year Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	$0
Plus, Fair Value as of the Vesting Date of Awards Granted this Year and that Vested this Year	$659,958
Plus (Less), Year over Year Change in Fair Value of Prior Year Awards that Vested this Year	$0
Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year	$0
Total Adjustments	$16,388
Compensation Actually Paid	$1,515,061

James Xiao	2025
Total Reported in Summary Compensation Table (SCT)	$5,984,360
Less, value of Stock Awards reported in SCT	($4,993,384)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$4,083,599
Plus (Less), Year over Year Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	$0
Plus, Fair Value as of the Vesting Date of Awards Granted this Year and that Vested this Year	$0
Plus (Less), Year over Year Change in Fair Value of Prior Year Awards that Vested this Year	$0
Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year	$0
Total Adjustments	($909,785)
Compensation Actually Paid	$5,074,575

Non-PEO NEO Average Total Compensation Amount				$ 2,410,994	$ 2,235,127	$ 1,840,096	$ 1,875,513	$ 1,754,208
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,914,638	1,905,739	1,751,380	597,671	4,029,427
Adjustment to Non-PEO NEO Compensation Footnote
(5)	The average Compensation Actually Paid to the non-CEO NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

Average non-CEO NEO	2025
Total Reported in Summary Compensation Table (SCT)	$2,410,994
Less, value of Stock Awards reported in SCT	($1,402,579)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$1,530,126
Plus (Less), Year over Year Change in Fair Value of Prior Year Awards that are Outstanding and Unvested	($166,775)
Plus, Fair Value as of the Vesting Date of Awards Granted this Year and that Vested this Year	$0
Plus (Less), Year over Year Change in Fair Value of Prior Year Awards that Vested this Year	($457,128)
Less, Prior Year Fair Value of Prior Year awards that Failed to Vest this Year	$0
Total Adjustments	($496,356)
Compensation Actually Paid	$1,914,638

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following is a list of financial performance and non-financial performance measures, which in the Company’s assessment, represent the most important measures used by the Company to link Compensation Actually Paid to the NEOs for 2025:
(i)	GAAP Revenue Growth
(ii)	Non-GAAP Adjusted Operating Margin
(iii)	Relative Total Shareholder Return
(iv)	Free Cash Flow
(v)	Strategic Programs (ERP implementation, expense reduction, site optimization and product transition goals)
(vi)	Human Capital Goals
For additional details regarding these performance measures, please see the sections titled “Fiscal 2025 Cash Incentive Bonuses” and “Equity Compensation” in our Compensation Discussion and Analysis elsewhere in this Proxy Statement.

Total Shareholder Return Amount				$ 82	115	108	105	181
Peer Group Total Shareholder Return Amount				262	186	152	92	143
Net Income (Loss)				$ (181,200,000)	$ 23,700,000	$ (31,100,000)	$ 40,400,000	$ 119,500,000
Company Selected Measure Amount				0.02	0.21	0.27	0.13	0.50
PEO Name	Mr. Scholhamer	Mr. Xiao	Mr. Granger		Mr. Scholhamer	Mr. Scholhamer	Mr. Scholhamer	Mr. Scholhamer
Additional 402(v) Disclosure
As highlighted in our CD&A, one of our primary principles of our compensation program is to ensure that there is a substantial portion of compensation of executive officer pay that is at-risk and is highly dependent on the Company’s short-term and long-term financial, operation, and stock price performance.
For the average NEO, over 60% of their pay opportunity is tied to long-term equity incentives which will depend on our revenue growth and share price performance while roughly 17% of our average NEO pay is tied to annual financial and operational performance. We expect a stronger correlation to stock price performance and revenue growth through the combination of (a) having a significant portion of our pay tied to long-term incentives and (b) using PSUs linked to revenue growth and relative TSR as part of our annual long-term incentive mix. This relationship is highlighted in more detail in the next section.

Measure:: 1
Pay vs Performance Disclosure
Name				GAAP Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name				Non-GAAP Adjusted Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name				Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name				Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name				Strategic Programs (ERP implementation, expense reduction, site optimization and product transition goals)
Measure:: 6
Pay vs Performance Disclosure
Name				Human Capital Goals
James Scholhamer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 2,729,501	$ 5,781,280	$ 5,043,765	$ 4,240,224	$ 5,201,766
PEO Actually Paid Compensation Amount				(3,617,499)	3,858,549	4,314,644	(505,754)	11,184,818
Clarence Granger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,498,673	0	0	0	0
PEO Actually Paid Compensation Amount				1,515,061	0	0	0	0
James Xiao [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				5,984,360	0	0	0	0
PEO Actually Paid Compensation Amount				5,074,575	$ 0	$ 0	$ 0	$ 0
PEO | James Scholhamer [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,347,000)
PEO | James Scholhamer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | James Scholhamer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | James Scholhamer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | James Scholhamer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | James Scholhamer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(555,120)
PEO | James Scholhamer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,791,881)
PEO | Clarence Granger [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				16,388
PEO | Clarence Granger [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(643,570)
PEO | Clarence Granger [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Clarence Granger [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Clarence Granger [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				659,958
PEO | Clarence Granger [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Clarence Granger [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | James Xiao [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(909,785)
PEO | James Xiao [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,993,384)
PEO | James Xiao [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,083,599
PEO | James Xiao [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | James Xiao [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | James Xiao [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | James Xiao [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(496,356)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,402,579)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,530,126
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(166,775)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(457,128)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0